Schedule of Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 3,352	$ 1,441	$ 13,154	$ 14,146	$ 21,383	$ 15,476
Cost of Sales [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	42		58		15	31
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	65	274	146	775	1,124	1,842
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 3,245	$ 1,167	$ 12,950	$ 13,371	$ 20,244	$ 13,603